CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Income And Comprehensive Income [Abstract]
NET INCOME	$ 578,013	$ 398,672	$ 288,844
Other comprehensive (loss) income:
Foreign currency translation adjustment	(23,399)	16	(149)
Change in fair value of interest rate swap agreements	0	0	6,111
Change in fair value of forward exchange rate contracts	0	99	39
Reclassification to earnings upon discontinuance of hedge accounting (Note 12)	0	0	4,310
Reclassification to earnings upon settlement of forward exchange rate contracts	0	(138)	0
Other comprehensive (loss) income	(23,399)	(23)	10,311
Total comprehensive income	554,614	398,649	299,155
Comprehensive loss attributable to noncontrolling interests	68,314	18,540	5,812
Comprehensive income (loss) attributable to Melco Crown Entertainment Limited	$ 622,928	$ 417,189	$ 304,967